Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales	₩ 24,312	₩ 37,282	₩ 8,009
Purchases	128,252	156,259	177,666
KT Wibro Infra Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			11
Purchases			391
Smart Channel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			766
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Sales	2,088	2,233	1,989
Purchases	31,984	35,532	37,469
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	493	704	663
Purchases	12,023	16,946	17,361
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	229	335	291
Purchases	8,775	8,514	12,220
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	540	455	408
Purchases	9,159	15,542	13,469
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	333	484	412
Purchases	11,549	16,380	15,797
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,378	987	891
Purchases	16,519	21,651	21,802
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	324	460	441
Purchases	11,193	15,957	15,346
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	331	493	418
Purchases	10,499	14,294	14,389
Others [member]
Disclosure of transactions between related parties [line items]
Sales	2,888	1,149	1,719
Purchases	9,547	11,384	₩ 29,422
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Sales	15,705	29,939
Purchases	7,004	59
NgeneBio [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 3	₩ 43